Consolidated Balance Sheet (Parenthetical) (USD $) In Millions, except Share data, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Consolidated Balance Sheet Parenthetical [Abstract]
Cost of Short-term Investments	$ 4.8	$ 4.8
Accounts Receivable Allowances	$ 55.5	$ 65.8
Preferred Stock, $100 Par Value - Par Value (in dollars per share)	$ 100	$ 100
Preferred Stock, $100 Par Value - Shares Authorized (in shares)	50,000	50,000
Preferred Stock, $100 Par Value - Shares Issued (in shares)	0	0
Common Stock, $1 Par Value - Par Value (in dollars per share)	$ 1	$ 1
Common Stock, $1 Par Value - Shares Authorized (in shares)	1,200,000,000	1,200,000,000
Common Stock, $1 Par Value - Shares Issued (in shares)	413,491,691	406,416,940
Treasury Stock at Cost (in shares)	56,047,926	35,033,919